UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22398

Spinnaker ETF Series
(Exact name of registrant as specified in charter)

116 South Franklin Street, Rocky Mount, North Carolina 27804
(Address of principal executive offices)  (Zip code)

Paracorp Inc.
2140 South Dupont Hwy, Camden, DE 19934
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: June 30

Date of reporting period: July 1, 2020 - June 30, 2021

PROXY VOTING RECORDS THE CANNABIS ETF
Weedmd Inc.
Security	948525	Meeting Type		Annual and Special
Ticker Symbol	WMD CN	Meeting Date		24-Jul-20
Record Date	26-May-20
Item	Proposal	Type	Vote	Management Recommendation
1	To set the number of Directors at Six.	Management	For	For
2	DIRECTOR	Management	For All	For
3	Appointment of RSM Canada LLP (formerly, Collins Barrow LLP) as Auditor of the Corporation for the ensuing year and authorizing the Directors to fix their remuneration.	Management	For	For
4
To consider and, if deemed appropriate, pass a resolution confirming and approving the 10% rolling omnibus incentive plan of the Corporation, as required by the TSX Venture Exchange on an annual basis.
		Management	For	For

Medipharm Labs Corp.
Security	58504D	Meeting Type		Annual and Special
Ticker Symbol	LABS CN	Meeting Date		5-Aug-20
Record Date	26-Jun-20
Item	Proposal	Type	Vote	Management Recommendation
1	DIRECTOR	Management	For All	For
2	Appointment of KPMG LLP as Auditor of the Corporation for the ensuing year and authorizing the Directors to fix their remuneration.	Management	For	For
3
To consider and, if thought advisable, to pass, with or without variation, a resolution authorizing and approving the 2020 Equity Incentive Plan, as more particularly described in the Management Information Circular dated June 29, 2020.
		Management	For	For
4
To consider and, if thought advisable, to pass, with or without variation, a resolution authorizing and approving matters related to a private placement, as more particularly described in the Management Information Circular dated June 29, 2020.
		Management	For	For

Neptune Wellness Solutions Inc.
Security	64079L	Meeting Type		Annual
Ticker Symbol	NEPT	Meeting Date		12-Aug-20
Record Date	8-Jul-20
Item	Proposal	Type	Vote	Management Recommendation
1	DIRECTOR John M. Moretz Michael Cammarata Richard P. Schottenfeld Dr. Ronald Denis Joseph Buaron Michael de Geus Jane Pemberton Frank Rochon	Management	For All	For
2	The appointment of Ernst & Young LLP as auditor of the Corporation for the ensuing year and authorizing the Directors to fix its remuneration.	Management	For	For

Charlotte's Web Holdings, Inc.
Security	16106R	Meeting Type		Annual
Ticker Symbol	CWEB CN	Meeting Date		3-Sep-20
Record Date	20-Jul-20
Item	Proposal	Type	Vote	Management Recommendation
1	To set the number of directors to be elected at the Meeting at eight.	Management	For	For
2	DIRECTOR Joel Stanley Adrienne Elsner Jared Stanley John Held Shane Hoyne Jacques Tortoroli Jean Birch Susan Vogt	Management	For All	For
3	To appoint Ernst & Young LLP as auditors for the ensuing year and to authorize the directors to fix the remuneration to be paid to the auditors.	Management	For	For

Fire & Flower Holdings Corp.
Security	318108	Meeting Type		Annual
Ticker Symbol	FAF CN	Meeting Date		10-Sep-20
Record Date	10-Aug-20
Item	Proposal	Type	Vote	Management Recommendation
1
To consider, and if thought advisable, to pass, with or without amendment, an ordinary resolution authorizing and approving, amendments to certain securities issued to 2707031 Ontario Inc., an indirect wholly-owned subsidiary of Alimentation Couche-Tard Inc. as more fully described in the Corporation's information circular dated August 10, 2020 (the "Circular").
		Management	For	For
2
To consider, and if thought advisable, to pass, with or without amendment, an ordinary resolution authorizing and approving, the proposed issuance of up to an additional 2,600,000 common shares of the Corporation in satisfaction of certain interest that may be payable on up to $28,000,000 principal amount of 8.0% secured convertible debentures of the Corporation as more fully described in the Circular.
		Management	For	For

Canopy Rivers Inc.
Security	138041	Meeting Type		Annual and Special
Ticker Symbol	RIV CN	Meeting Date		24-Sep-20
Record Date	4-Aug-20
Item	Proposal	Type	Vote	Management Recommendation
1	DIRECTOR	Management	For All	For
2	Appointment of KPMG LLP, Chartered Professional Accountants as auditors of the Company for the ensuing year and authorizing the directors to fix their remuneration.	Management	For	For
3
To consider and, if deemed advisable, to pass, an ordinary resolution approving the Company's non-employee director share unit plan, including any previous grants of restricted share units and all unallocated restricted share units issuable thereunder, as more particularly described in the accompanying management information circular.
		Management	For	For
4
To consider and, if deemed advisable, to pass, an ordinary resolution approving the Company's long-term incentive plan, including any previous grants of performance share units and all unallocated awards issuable thereunder, as more particularly described in the accompanying management information circular.
		Management	For	For

Perkinelmer, Inc.
Security	714046109	Meeting Type		Annual
Ticker Symbol	PKI	Meeting Date		27-Apr-21
Record Date	1-Mar-21
Item	Proposal	Type	Vote	Management Recommendation
1A	Election of Director for one year term: Peter Barrett, PhD	Management	For	For
1B	Election of Director for one year term: Samuel R. Chapin	Management	For	For
1C	Election of Director for one year term: Sylvie Grégoire, PharmD	Management	For	For
1D	Election of Director for one year term: Alexis P. Michas	Management	For	For
1E	Election of Director for one year term: Prahlad R. Singh, PhD	Management	For	For
1F	Election of Director for one year term: Michel Vounatsos	Management	For	For
1G	Election of Director for one year term: Frank Witney, PhD	Management	For	For
1H	Election of Director for one year term: Pascale Witz	Management	For	For
3	To ratify the selection of Deloitte & Touche LLP as PerkinElmer's independent registered public accounting firm for the current fiscal year.	Management	For	For
4	To approve, by non-binding advisory vote, our executive compensation.	Management	For	For

Aphria Inc.
Security	03765K104	Meeting Type		Special
Ticker Symbol	APHA	Meeting Date		14-Apr-21
Record Date	12-Mar-21
Item	Proposal	Type	Vote	Management Recommendation
1
To consider and, if thought advisable, to pass a special resolution, the full text of which is set forth in Appendix "C" to the accompanying joint proxy statement/management information circular (the "Circular"), approving an arrangement pursuant to Section 182 of the Business Corporations Act (Ontario) involving, among other things, the acquisition by Tilray, Inc. of all of the outstanding shares of Aphria Inc., all as more particularly described in the Circular.
		Management	For	For

Tilray Inc
Security	88688T100	Meeting Type		Special
Ticker Symbol	TLRY	Meeting Date		16-Apr-21
Record Date	12-Mar-21
Item	Proposal	Type	Vote	Management Recommendation
1
Approval of the Tilray Charter Amendment Proposal. To approve an amendment to the Tilray Second Amended and Restated Certificate of Incorporation to increase the authorized capital stock of Tilray from 743,333,333 shares to 900,000,000 shares of capital stock, consisting of 890,000,000 shares of Class 2 common stock and 10,000,000 shares of preferred stock.
		Management	For	For
2
Approval of the Tilray Share Issuance Proposal. To approve the issuance of Tilray Class 2 common stock to Aphria shareholders pursuant to the arrangement agreement dated December 15, 2020, as amended on February 19, 2021, between Aphria Inc. and Tilray, Inc. (the "Arrangement Agreement").
		Management	For	For
3
Approval of the Tilray Advisory Compensation Proposal. To approve, on an advisory (non-binding) basis, the compensation that may be paid to Tilray's named executive officers that is based on or otherwise relates to the transactions contemplated by the Arrangement Agreement.
		Management	For	For
4
Approval of the Tilray Adjournment Proposal. To approve the adjournment of the Tilray special meeting to a later date or dates, if necessary or appropriate, to solicit additional proxies in the event there are not sufficient votes at the time of the Tilray special meeting to approve the Tilray Charter Amendment Proposal and the Tilray Share Issuance Proposal.
		Management	For	For

GW Pharmaceuticals PLC
Security	88688T100	Meeting Type		Special
Ticker Symbol	GWPH	Meeting Date		23-Apr-21
Record Date	15-Mar-21
Item	Proposal	Type	Vote	Management Recommendation
1	To approve (with or without modification) a scheme of arrangement pursuant to Part 26 of the UK Companies Act 2006 (the "Scheme").	Management	For	For
2
Special Resolution: To authorize the Board of Directors of GW Pharmaceuticals plc (the "Company") to take all such action to give effect to the Scheme, including the amendments to the Articles of Association of the Company.
		Management	For	For
3	Ordinary Resolution: To approve (on a non-binding, advisory basis) certain compensation arrangements that may be paid or become payable to the Company's named executive officers.	Management	For	For

Waters Corporation
Security	941848103	Meeting Type		Annual
Ticker Symbol	WAT	Meeting Date		11-May-2021
Record Date	17-Mar-2021
Item	Proposal	Type	Vote	Management Recommendation
1.1	Election of Director to serve for a term of one year: Udit Batra	Management	For	For
1.2	Election of Director to serve for a term of one year: Linda Baddour	Management	For	For
1.3	Election of Director to serve for a term of one year: Michael J. Berendt	Management	For	For
1.4	Election of Director to serve for a term of one year: Edward Conard	Management	For	For
1.5	Election of Director to serve for a term of one year: Gary E. Hendrickson	Management	For	For
1.6	Election of Director to serve for a term of one year: Pearl S. Huang	Management	For	For
1.7	Election of Director to serve for a term of one year: Christopher A. Kuebler	Management	For	For
1.8	Election of Director to serve for a term of one year: Flemming Ornskov	Management	For	For
1.9	Election of Director to serve for a term of one year: Thomas P. Salice	Management	For	For
2	To ratify the selection of PricewaterhouseCoopers LLP as the Company's Independent Registered Public Accounting Firm for the fiscal year ending December 31, 2021.	Management	For	For
3	To approve, by non-binding vote, named executive officer compensation.	Management	For	For

Newage, Inc.
Security	650194	Meeting Type		Annual
Ticker Symbol	NBEV	Meeting Date		14-May-2021
Record Date	24-Mar-2021
Item	Proposal	Type	Vote	Management Recommendation
1	Vote Board of Directors:	Management	For All	For All
Election of Director: Brent D. Willis
Election of Director: Ed Brennan
Election of Director: Fred W. Cooper
Election of Director: Gregory Fea
Election of Director: Timothy J. Haas
Election of Director: Amy L. Kuzdowicz
Election of Director: Alicia Syrett
2
To approve the issuance of up to 39,650,521 shares of the Company's common stock pursuant to an Amended and Restated Agreement and Plan of Merger, dated September 30, 2020, by and among the Company, Ariix, LLC, and the additional parties thereto, that, absent such approval, would violate Nasdaq Listing Rule 5635 (the "Nasdaq Proposal").
		Management	For	For
3	To approve an increase to the total number of shares of the Company's authorized common stock from 200,000,000 shares to 400,000,000 shares.	Management	For	For
4	To approve the reincorporation of the Company from the State of Washington to the State of Delaware.	Management	For	For
5	To approve an advisory (non-binding) resolution regarding the compensation of our named executive officers.	Management	For	For
6	To ratify the appointment of Deloitte & Touche LLP as our independent registered public accounting firm for the fiscal year ending December 31, 2021.	Management	For	For
7
To approve the adjournment of the annual meeting to a later date or dates, if necessary or appropriate, to permit further solicitation and vote of proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of Proposal Nos. 2, 3 or 4 (the "Adjournment Proposal").
		Management	For	For

Amyris, Inc.
Security	03236M	Meeting Type		Annual
Ticker Symbol	AMRS	Meeting Date		28-May-2021
Record Date	1-Apr-2021
Item	Proposal	Type	Vote	Management Recommendation
1	Vote Board of Directors:	Management	For All	For All
Election of Director: Philip Eykerman
Election of Director: Frank Kung
Election of Director: John Melo
Election of Director: Julie Washington
2	Ratification of the appointment of Macias Gini & O'Connell LLP as Amyris's independent registered public accounting firm for the fiscal year ending December 31, 2021.	Management	For	For
3	Approval of Amyris's Amended and Restated 2010 Employee Stock Purchase Plan.	Management	For	For
4	Approval of an amendment to Amyris's Certificate of Incorporation to effect an increase in the total authorized shares.	Management	For	For

Hydrofarm Holdings Group, Inc.
Security	44888K	Meeting Type		Annual
Ticker Symbol	HYFM	Meeting Date		8-Jun-2021
Record Date	15-Apr-2021
Item	Proposal	Type	Vote	Management Recommendation
1A	Election of Class I Director to serve for a three-year term expiring in 2024: William Toler	Management	For	For
1B	Election of Class I Director to serve for a three-year term expiring in 2024: Patrick Chung	Management	For	For
2	To ratify the appointment of Deloitte & Touche LLP as our independent registered public accounting firm for the fiscal year ending December 31, 2021;	Management	For	For

Growgeneration Corp.
Security	39986L	Meeting Type		Annual
Ticker Symbol	GRWG	Meeting Date		24-Jun-2021
Record Date	21-Apr-2021
Item	Proposal	Type	Vote	Management Recommendation
1	Vote Board of Directors:	Management	For All	For All
Election of Director: Michael Salaman
Election of Director: Darren Lampert
Election of Director: Stephen Aiello
Election of Director: Sean Stiefel
	Election of Director: Paul Ciasullo	Management	For	For
2
To approve and ratify the appointment of Plante & Moran, PLLC as the Company's independent registered public accounting firm to audit the Company's financial statements as of December 31, 2021 and for the fiscal years then ending.
		Management	For	For

Charlotte's Web Holdings, Inc.
Security	16106R	Meeting Type		Annual & Special
Ticker Symbol	CWEB CN	Meeting Date		6-Jun-2021
Record Date	30-Apr-2021
Item	Proposal	Type	Vote	Management Recommendation
1	To set the number of directors to be elected at the Meeting at five (5).	Management	For	For
2	Vote Board of Directors:	Management	For All	For All
Election of Director: Adrienne Elsner
Election of Director: John Held
Election of Director: Jacques Tortoroli
Election of Director: Jean Birch
	Election of Director: Susan Vogt	Management	For	For
3	To appoint Ernst & Young LLP as auditors for the ensuing year and to authorize the directors to fix the remuneration to be paid to the auditors.	Management	For	For
4
To consider and, if deemed appropriate, pass, with or without variation, an ordinary resolution, the full text of which is set forth in Appendix A to the management information circular dated April 30, 2021 (the "Information Circular"), to approve the amended long term incentive plan of the Company, as more fully described in the Information Circular.
		Management	For	For

Fire & Flower Holdings Corp.
Security	318108	Meeting Type		Annual & Special
Ticker Symbol	FAF CN	Meeting Date		30-Apr-2021
Record Date	9-Jun-2021
Item	Proposal	Type	Vote	Management Recommendation
1	To set the number of Directors at seven.	Management	For	For
2	Vote Board of Directors:	Management	For All	For All
Election of Director: Harvey Shapiro
Election of Director: Trevor Fencott
Election of Director: Norman Inkster
Election of Director: Sharon Ranson
Election of Director: Donald Wright
Election of Director: Avininder Grewal
Election of Director: Stéphane Trudel
3	Appointment of PricewaterhouseCoopers LLP as Auditors of the Corporation for the ensuing year and authorizing the Directors to fix their remuneration.	Management	For	For
4
To consider, and if thought advisable, to pass, with or without amendment, a special resolution authorizing the board of directors (the "Board") of the Corporation to elect, in its discretion, to direct the Corporation to file one or more articles of amendment to amend the Corporation's articles in order to effect one or more consolidations for an aggregate of up to 10 pre-consolidation shares for every 1 post-consolidation share, as more particularly described in the management information circular of the Corporation dated April 30, 2021 (the "Circular").
		Management	For	For
5
To consider, and if thought advisable, to pass, with or without amendment, an ordinary resolution authorizing and approving the Corporation's 2021 Stock Option Plan, as more particularly described in the Circular.
		Management	For	For
6
To consider, and if thought advisable, to pass, with or without amendment, an ordinary resolution approving and ratifying the grant of 4,517,918 options under the 2021 Stock Option Plan, as more particularly described in the Circular.
		Management	For	For
7
To consider, and if thought advisable, to pass, with or without amendment, an ordinary resolution authorizing and approving the Corporation's Treasury Performance and Restricted Share Unit Plan, as more particularly described in the Circular.
		Management	For	For
8
To consider, and if thought advisable, to pass, with or without amendment, an ordinary resolution approving and ratifying the grant of 826,978 restricted share units under the Treasury Performance and Restricted Share Unit Plan, as more particularly described in the Circular.
		Management	For	For

Medipharm Labs Corp.
Security	58504D	Meeting Type		Annual
Ticker Symbol	LABS CN	Meeting Date		6-Jun-2021
Record Date	28-Apr-2021
Item	Proposal	Type	Vote	Management Recommendation
1	Vote Board of Directors:	Management	For All	For All
Election of Director: Patrick McCutcheon
Election of Director: Keith Strachan
Election of Director: Chris Taves
Election of Director: Chris Halyk
Election of Director: Dr. Paul Tam
Election of Director: Miriam McDonald
Election of Director: Shelley Martin
Election of Director: Warren Everitt
2	Appointment of KPMG LLP as Auditor of the Corporation for the ensuing year and authorizing the Directors to fix their remuneration.	Management	For	For

Cronos Group Inc.
Security	22717L		Meeting Type	Annual
Ticker Symbol	CRON		Meeting Date	25-Jun-2021
Record Date	26-Apr-2021
Item	Proposal	Type	Vote	Management Recommendation
1	Vote Board of Directors:	Management	For All	For All
Election of Director: Jason Adler
Election of Director: Kendrick Ashton, Jr.
Election of Director: Jody Begley
Election of Director: Murray Garnick
Election of Director: Michael Gorenstein
Election of Director: Heather Newman
Election of Director: James Rudyk
2	Adoption of an advisory (non-binding) resolution approving the compensation of the Company's named executive officers as disclosed in the proxy statement of the Company dated April 27, 2021.	Management	For	For
3	Appointment of KPMG LLP to serve as the Company's independent registered public accounting firm for fiscal year 2021 and to authorize the board of directors of the Company to fix their remuneration.	Management	For	For

Village Farms International, Inc.
Security	92707Y		Meeting Type	Annual and Special
Ticker Symbol	VFF		Meeting Date	10-Jun-2021
Record Date	23-Apr-2021
Item	Proposal	Type	Vote	Management Recommendation
1	Vote Board of Directors:	Management	For All	For All
Election of Director: Michael A. DeGiglio
Election of Director: John P. Henry
Election of Director: David Holewinski
Election of Director: John R. McLernon
Election of Director: Stephen C. Ruffini
Election of Director: Christopher C. Woodward
2	Appointment of PricewaterhouseCoopers LLP as Auditors of the Company for the ensuing year and authorizing the Directors to fix their remuneration.	Management	For	For
3
An ordinary resolution, in the form attached as Appendix B to the Proxy Statement, to approve unallocated awards under the Company's Amended and Restated Equity Plan, and the Company's ability to continue granting awards under the Amended and Restated Equity Plan until June 10, 2024.
		Management	For	For
4	An ordinary resolution, in the form attached as Appendix C to the Proxy Statement, to approve certain amendments to the Company's Amended and Restated Equity Plan.	Management	For	For

The Supreme Cannabis Company, Inc.
Security	86860J		Meeting Type	Special
Ticker Symbol	FIRE CN		Meeting Date	10-Jun-2021
Record Date	3-May-2021
Item	Proposal	Type	Vote	Management Recommendation
1
To pass, with or without variation, a special resolution, the full text of which is set forth in Appendix "A" to the accompanying management information circular of The Supreme Cannabis Company, Inc. dated May 11, 2021 (the "Circular"), to approve a proposed plan of arrangement pursuant to Section 192 of the Canada Business Corporations Act whereby, among other things, Canopy Growth Corporation will acquire all of the issued and outstanding common shares of The Supreme Cannabis Company, Inc., all as more particularly described in the Circular.
		Management	For	For

Nova Cannabis Inc.
Security	66980W		Meeting Type	Annual and Special
Ticker Symbol	NOVC CN		Meeting Date	22-Jun-2021
Record Date	18-May-2021
Item	Proposal	Type	Vote	Management Recommendation
1	Vote Board of Directors:	Management	For All	For All
Election of Director: James F.C Burns
Election of Director: Darren Karasiuk
Election of Director: Thomas Bitove
Election of Director: Ron Hozjan
Election of Director: Ross Sinclair
Election of Director: Marvin Singer
2	To Consider and, if deemed advisable, to pass an ordinary resolution, to approve and ratify New By-Law No. 1	Management	For	For
3
To consider and, if deemed advisable, to pass an ordinary resolution, to approve and ratify the adoption of the 2021 equity incentive plan of the Company, (the "2021 Equity Incentive Plan"), the full text of which is set out in the accompanying Information Circular
		Management	For	For

Clever Leaves Holdings Inc.
Security	186760		Meeting Type	Annual
Ticker Symbol	CLVR		Meeting Date	28-Jun-2021
Record Date	7-May-2021
Item	Proposal	Type	Vote	Management Recommendation
1	Vote Board of Directors:	Management	For All	For All
Election of Director: Kyle Detwiler
Election of Director: Andres Fajardo
Election of Director: Etienne Deffarges
Election of Director: Elisabeth DeMarse
Election of Director: Gary M. Julien
2	The appointment of BDO Canada LLP as the Company's independent registered public accounting firm to serve as independent auditor for the fiscal year 2021.	Management	For	For

Cardiol Therapeutics Inc.
Security	14161Y		Meeting Type	Annual and Special
Ticker Symbol	CRDL CN		Meeting Date	29-Jun-2021
Record Date	18-May-2021
Item	Proposal	Type	Vote	Management Recommendation
1	Vote Board of Directors:	Management	For All	For All
Election of Director: David Elsley
Election of Director: Dr. Eldon R. Smith
Election of Director: Deborah Brown
Election of Director: Iain Chalmers
Election of Director: Colin Stott
Election of Director: Peter Pekos
Election of Director: Dr. G. Torre-Amione
2
To consider and, if deemed advisable, to pass an ordinary resolution, to approve and ratify the adoption of the 2021 equity incentive plan of the Company, (the "2021 Equity Incentive Plan"), the full text of which is set out in the accompanying Information Circular
		Management	For	For
3
To consider and, if thought fit, to pass, with or without variation, an ordinary resolution to approve the Corporation's Omnibus Equity Incentive Plan, as more particularly described in the accompanying management information circular.
		Management	For	For

The Scotts Miracle-Gro Company
Security	810186		Meeting Type	Annual
Ticker Symbol	SMG		Meeting Date	25-Jan-2021
Record Date	30-Nov-2020
Item	Proposal	Type	Vote	Management Recommendation
1	DIRECTOR	Management	For All	For
Thomas N. Kelly Jr.
Peter E. Shumlin
John R. Vines
2	Approval, on an advisory basis, of the compensation of the Company's named executive officers.	Management	For	For
3	Ratification of the selection of Deloitte & Touche LLP as the Company's independent registered public accounting firm for the fiscal year ending September 30, 2021.	Management	For	For

CANOPY RIVERS INC.
Security	138041		Meeting Type	Special
Ticker Symbol	RIV		Meeting Date	16-Feb-2021
Record Date	11-Jan-2021
Item	Proposal	Type	Vote	Management Recommendation
1
To consider, and if deemed advisable, to approve, with or without variation, a special resolution, the full text of which is attached as Appendix A to the management information circular ("Circular") of Canopy Rivers Inc. dated January 15, 2021, approving a plan of arrangement (the "Arrangement") under section 182 of the Business Corporations Act (Ontario) and the transactions contemplated thereunder, involving Canopy Rivers Inc., Canopy Rivers Corporation, Canopy Growth Corporation, and The Tweed Tree Lot Inc.
		Management	For	For

Enwave Corporation
Security	29410K		Meeting Type	Annual and Special
Ticker Symbol	ENW CN		Meeting Date	19-Mar-2021
Record Date	9-Feb-2021
Item	Proposal	Type	Vote	Management Recommendation
1	To set the number of Directors at seven (7).	Management	For	For
2	Election of Directors :	Management	For All	For All
Election of Director: John P.A. Budreski
Election of Director: Brent Charleton
Election of Director: Dr. Stewart Ritchie
Election of Director: Mary C. Ritchie
Election of Director: Stephen Sanford
Election of Director: Patrick Turpin
Election of Director: Pablo Cussatti
3	Appointment of PricewaterhouseCoopers LLP as Auditors of the Company for the ensuing year and authorizing the Directors to fix their remuneration.	Management	For	For
4
To consider and, if deemed appropriate, to pass, with or without variation, an ordinary resolution to re-approve the Company's Stock Option Plan, as more fully described in the accompanying Management Information Circular.
		Management	For	For
5
To consider and, if deemed appropriate, to pass, with or without variation, an ordinary resolution approving the amendment and restatement of the Company's By-Law No. 1, all as more fully described in the accompanying Management Information Circular.
		Management	For	For
6	To transact such other business as may properly come before the Meeting or any adjournment(s) thereof.	Management	For	For

Cree, Inc.
Security	225447		Meeting Type	Annual
Ticker Symbol	CREE		Meeting Date	26-Oct-2020
Record Date	28-Aug-2020
Item	Proposal	Type	Vote	Management Recommendation
1	DIRECTOR	Management	For All	For
Glenda M. Dorchak
John C. Hodge
Clyde R. Hosein
Darren R. Jackson
Duy-Loan T. Le
Gregg A. Lowe
John B. Replogle
Thomas H. Werner
Anne C. Whitaker
2	APPROVAL OF THE 2020 EMPLOYEE STOCK PURCHASE PLAN.	Management	For	For
3	RATIFICATION OF THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS INDEPENDENT AUDITORS FOR THE FISCAL YEAR ENDING JUNE 27, 2021.	Management	For	For
4	ADVISORY (NONBINDING) VOTE TO APPROVE EXECUTIVE COMPENSATION.	Management	For	For

The FLOWR Corporation
Security	34354X		Meeting Type	Annual and Special
Ticker Symbol	FLWR CN		Meeting Date	22-Oct-2020
Record Date	21-Sep-2020
Item	Proposal	Type	Vote	Management Recommendation
1	DIRECTOR	Management	For All	For
Karen Basian
Donald Duet
Steve Klein
Maurice Levesque
David Miller
Dr. Lyle Oberg
Vinay Tolia
Thomas Flow
Pauric Duffy
2	The appointment of MNP LLP as auditor of the Corporation for the ensuing year and authorizing the directors of the Corporation to fix the Auditors' remuneration.	Management	For	For
3
To consider and, if deemed advisable, pass, with or without variation, an ordinary resolution to approve the Corporation's stock option plan, as amended (the "SOP"), as more particularly described in the Corporation's management information circular dated September 18, 2020 (the "Circular") (the full text of the SOP and the proposed ordinary resolution are attached to the Circular as Appendix "A" and Appendix "B", respectively).
		Management	For	For
4
To consider and, if deemed advisable, to pass, with or without variation, a special resolution approving the amendment of the articles of the Corporation to change the place of the registered office of the Corporation from 461 King Street West, Floor 2, Toronto, Ontario M5V 1K4 to 60 Adelaide Street East, Suite 1000, Toronto, Ontario M5C 3E4 (the "Registered Office Resolution") (the full text of the Registered Office Resolution is attached to the Circular as Appendix "D").
		Management	For	For

The Supreme Cannabis Company, Inc.
Security	86860J		Meeting Type	Annual
Ticker Symbol	FIRE CN		Meeting Date	9-Nov-2020
Record Date	22-Sep-2020
Item	Proposal	Type	Vote	Management Recommendation
1A	Election of Director: Michael La Brier	Management	For	For
1B	Election of Director: Beena Goldenberg	Management	For	For
1C	Election of Director: Jackie Poriadjian-Asch	Management	For	For
1D	Election of Director: Ronald Factor	Management	For	For
1E	Election of Director: Colin Moore	Management	For	For
1F	Election of Director: Kenneth Mckinnon	Management	For	For
2	Reappoint KPMG LLP, as the auditor of the Company for the ensuing year and authorize the directors to fix their remuneration and the terms of their engagement.	Management	For	For

Aurora Cannabis Inc.
Security	05156X		Meeting Type	Annual and Special
Ticker Symbol	ACB		Meeting Date	12-Nov-2020
Record Date	21-Sep-2020
Item	Proposal	Type	Vote	Management Recommendation
1	To set the number of Directors at eight (8).	Management	For	For
2	DIRECTOR	Management	For All	For
Miguel Martin
Michael Singer
Ron Funk
Norma Beauchamp
Margaret Shan Atkins
Adam Szweras
Michael Detlefsen
Lance Friedmann
3	Appointment of KPMG LLP as Auditors of the Company for the ensuing year and authorizing the Directors to fix their remuneration.	Management	For	For
4
To consider, and if thought advisable, to pass an ordinary resolution for the continuation of the Company's 10% "rolling" share option plan and to authorize the grant of all currently available option entitlements issuable thereunder until November 12, 2023, as more particularly described in the accompanying Management Information Circular.
		Management	For	For
5
To consider, and if thought advisable, to pass an ordinary resolution to approve the Company's new Performance Share Unit Plan, as more particularly described in the accompanying Management Information Circular.
		Management	For	For
6
To consider, and if thought advisable, to pass an ordinary resolution that approves an amendment to the Company's Fixed Restricted Share Unit Plan, as more particularly described in the accompanying Management Information Circular.
		Management	For	For
7
To consider, and if thought advisable, to pass an ordinary resolution that approves an amendment to the Company's Fixed Deferred Share Unit Plan, as more particularly described in the accompanying Management Information Circular.
		Management	For	For
8
To consider and, if deemed appropriate, to pass with or without variation, a non-binding advisory resolution on the Company's approach to executive compensation, as more particularly described in the accompanying Management Information Circular.
		Management	For	For

Aphria Inc.
Security	03765K		Meeting Type	Annual
Ticker Symbol	APHA		Meeting Date	17-Nov-2020
Record Date	18-Sep-2020
Item	Proposal	Type	Vote	Management Recommendation
1	DIRECTOR	Management	For All	For
Irwin D. Simon
Renah Persofsky
Jodi Butts
John M. Herhalt
David Hopkinson
Tom Looney
Walter Robb
2	Appointment of PricewaterhouseCoopers LLP as Auditors of the Corporation for the ensuing year and authorizing the Directors to fix their remuneration.	Management	For	For

Hexo Corp.
Security	428304		Meeting Type	Annual and Special
Ticker Symbol	HEXO		Meeting Date	11-Dec-2020
Record Date	28-Oct-2020
Item	Proposal	Type	Vote	Management Recommendation
1	DIRECTOR	Management	For All	For
Vincent Chiara
Jason Ewart
Emilio Imbriglio
Adam Miron
Dr. Michael Munzar
Sébastien St-Louis
2	Appointment of PricewaterhouseCoopers LLP as Auditors of the Corporation for the ensuing year and authorizing the Directors to fix their remuneration.	Management	For	For
3
To pass, with or without modification, a special resolution to consolidate the common shares of the corporation on the basis of eight (8) old common shares for one (1) new common share, as more particularly described in the accompanying Management Information Circular.
		Management	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Spinnaker ETF Series

By:	Katherine M. Honey President and Principal Executive Officer

Date:	August 16, 2021